REVENUES - Contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Contract liabilities, current	$ 50,054	$ 44,184
Contract liabilities - related parties	11,036	1	$ 8
Contract liabilities, non-current	7,024	6,245
Contract liabilities	68,114	50,430	7,851
Third parties
REVENUES
Contract liabilities, current	50,054	44,184	$ 7,843
Contract liabilities, non-current	$ 7,024	$ 6,245